SEGMENT INFORMATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
United States | Sales Revenue, Net | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Percentage of total consolidated revenues from external customers	74.00%	76.00%	81.00%